Annual Fund Operating Expenses - Putnam VT Global Asset Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class IA Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.25%)	[1]
Net Expenses (as a percentage of Assets)	0.61%	[2]
Class IB Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.25%)	[1]
Net Expenses (as a percentage of Assets)	0.86%	[2]

[1]	The Investment Manager, as defined below, has contractually agreed to waive fees and/or reimburse operating expenses of the fund (exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, the fund’s investment management contract and the fund’s distribution plans) so that the cumulative expenses will not exceed 0.20% of the fund’s average net assets. Additionally, the Investment Manager has agreed to reduce its fees by an amount equal to the management fees paid by Franklin Templeton affiliated funds with respect to assets the fund invests in such affiliated funds. These obligations may not be modified or discontinued prior to April 30, 2027 without approval of the Board of Trustees. In addition, effective September 4, 2026, the Investment Manager has contractually agreed to waive fees and/or reimburse expenses of the fund (exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plans) so that the total annual operating expenses of the fund will not exceed an annual rate of 0.61% of the fund’s average net assets. This obligation may not be modified or discontinued prior to April 30, 2029, without approval of the Board of Trustees.
[2]	Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating expense caps.